Schedule of Investments (unaudited) March 31, 2019	iShares Russell 1000 Large-Cap Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Large Cap Index Master Portfolio of Master Investment Portfolio	$327,361,526

Total Investments (Cost — $245,415,691) — 100.0%	327,361,526

Other Assets Less Liabilities — (0.0)%	(25,815)

Net Assets — 100.0%	$327,335,711

iShares Russell 1000 Large-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2019, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $327,361,526 and 2.8%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2019, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2019	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.8%

Aerospace & Defense — 2.4%
Arconic, Inc.(a)	200,501	$3,831,574
Boeing Co.	235,417	89,792,752
Curtiss-Wright Corp.	18,636	2,112,204
General Dynamics Corp.(a)	111,916	18,945,141
Harris Corp.	52,091	8,319,454
HEICO Corp.	15,605	1,480,446
HEICO Corp., Class A	35,308	2,967,990
Hexcel Corp.	36,064	2,494,186
Huntington Ingalls Industries, Inc.	18,496	3,832,371
L3 Technologies, Inc.	34,604	7,141,227
Lockheed Martin Corp.	108,566	32,587,171
Northrop Grumman Corp.	68,511	18,470,566
Raytheon Co.(a)	126,254	22,988,328
Spirit AeroSystems Holdings, Inc., Class A	47,737	4,369,368
Teledyne Technologies, Inc.(b)	15,007	3,556,809
Textron, Inc.	109,042	5,524,068
TransDigm Group, Inc.(a)(b)	21,433	9,730,368
United Technologies Corp.	355,047	45,762,008

		283,906,031

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(a)	62,883	5,470,192
Expeditors International of Washington, Inc.	73,361	5,568,100
FedEx Corp.	107,231	19,452,776
United Parcel Service, Inc., Class B(a)	303,876	33,955,104
XPO Logistics, Inc.(a)(b)	53,484	2,874,230

		67,320,402

Airlines — 0.4%
Alaska Air Group, Inc.(a)	51,905	2,912,909
American Airlines Group, Inc.	182,868	5,807,888
Copa Holdings SA, Class A(a)	14,161	1,141,518
Delta Air Lines, Inc.	279,664	14,444,645
JetBlue Airways Corp.(b)	131,723	2,154,988
Southwest Airlines Co.(a)	225,971	11,730,155
United Continental Holdings, Inc.(b)	107,726	8,594,380

		46,786,483

Auto Components — 0.2%
Adient PLC(a)	46,270	599,659
Aptiv PLC(a)	112,743	8,961,941
BorgWarner, Inc.	95,278	3,659,628
Garrett Motion, Inc.(b)	29,492	434,417
Gentex Corp.	113,088	2,338,660
Goodyear Tire & Rubber Co.	99,954	1,814,165
Lear Corp.	27,020	3,666,885
Visteon Corp.(b)	11,686	787,052

		22,262,407

Automobiles — 0.5%
Ford Motor Co.	1,715,358	15,060,843
General Motors Co.(a)	575,078	21,335,394

Security	Shares	Value

Automobiles (continued)
Harley-Davidson, Inc.(a)	68,360	$2,437,718
Tesla, Inc.(a)(b)	61,140	17,110,640
Thor Industries, Inc.(a)	22,737	1,418,107

		57,362,702

Banks — 5.2%
Associated Banc-Corp(a)	73,078	1,560,215
Bank of America Corp.	3,962,249	109,318,450
Bank of Hawaii Corp.(a)	18,581	1,465,483
Bank OZK(a)	49,215	1,426,251
BankUnited, Inc.	42,374	1,415,292
BB&T Corp.	336,953	15,678,423
BOK Financial Corp.(a)	12,616	1,028,835
CIT Group, Inc.	44,306	2,125,359
Citigroup, Inc.	1,041,485	64,801,197
Citizens Financial Group, Inc.	203,622	6,617,715
Comerica, Inc.	69,669	5,108,131
Commerce Bancshares, Inc.(a)	42,611	2,473,995
Cullen/Frost Bankers, Inc.(a)	25,247	2,450,726
East West Bancorp, Inc.	62,517	2,998,941
Fifth Third Bancorp	332,902	8,395,788
First Citizens BancShares, Inc., Class A	3,313	1,349,054
First Hawaiian, Inc.	58,096	1,513,401
First Horizon National Corp.(a)	138,909	1,941,948
First Republic Bank(a)	68,851	6,916,771
FNB Corp.(a)	139,512	1,478,827
Huntington Bancshares, Inc.(a)	478,937	6,072,921
JPMorgan Chase & Co.	1,457,780	147,571,069
KeyCorp	458,836	7,226,667
M&T Bank Corp.(a)	59,908	9,406,754
PacWest Bancorp(a)	50,119	1,884,976
People’s United Financial, Inc.(a)	155,310	2,553,296
Pinnacle Financial Partners, Inc.(a)	31,435	1,719,495
PNC Financial Services Group, Inc.	202,795	24,874,835
Popular, Inc.	43,860	2,286,422
Prosperity Bancshares, Inc.(a)	26,938	1,860,338
Regions Financial Corp.	462,198	6,540,102
Signature Bank	24,475	3,134,513
Sterling Bancorp(a)	96,029	1,789,020
SunTrust Banks, Inc.	199,431	11,816,287
SVB Financial Group(b)	23,493	5,223,904
Synovus Financial Corp.(a)	73,612	2,529,308
TCF Financial Corp.	72,614	1,502,384
Texas Capital Bancshares, Inc.(b)	22,922	1,251,312
U.S. Bancorp	666,123	32,100,467
Umpqua Holdings Corp.(a)	93,873	1,548,905
Webster Financial Corp.	39,702	2,011,700
Wells Fargo & Co.	1,817,128	87,803,625
Western Alliance Bancorp(b)	39,783	1,632,694
Wintrust Financial Corp.	22,625	1,523,341

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Zions Bancorporation(a)	90,891	$4,127,360

		610,056,497

Beverages — 1.6%
Brown-Forman Corp., Class A	22,750	1,164,118
Brown-Forman Corp., Class B(a)	123,918	6,540,392
Coca-Cola Co.(a)	1,683,113	78,870,675
Constellation Brands, Inc., Class A(a)	68,098	11,939,622
Keurig Dr Pepper, Inc.(a)	78,421	2,193,436
Molson Coors Brewing Co., Class B	74,745	4,458,539
Monster Beverage Corp.(b)	175,454	9,576,279
PepsiCo, Inc.	624,845	76,574,755

		191,317,816

Biotechnology — 2.5%
AbbVie, Inc.(a)	665,769	53,654,324
Agios Pharmaceuticals, Inc.(a)(b)	24,930	1,681,279
Alexion Pharmaceuticals, Inc.(a)(b)	94,299	12,747,339
Alkermes PLC(b)	71,099	2,594,403
Alnylam Pharmaceuticals, Inc.(a)(b)	42,733	3,993,399
Amgen, Inc.	275,739	52,384,895
Biogen, Inc.(b)	87,052	20,577,352
BioMarin Pharmaceutical, Inc.(b)	78,276	6,953,257
Bluebird Bio, Inc.(a)(b)	23,313	3,667,834
Celgene Corp.(b)	307,824	29,040,116
Exact Sciences Corp.(b)	52,064	4,509,784
Exelixis, Inc.(b)	127,610	3,037,118
Gilead Sciences, Inc.	560,512	36,438,885
Incyte Corp.(b)	79,422	6,831,086
Ionis Pharmaceuticals, Inc.(a)(b)	56,655	4,598,686
Moderna, Inc.(a)(b)	11,439	232,784
Neurocrine Biosciences, Inc.(a)(b)	42,263	3,723,370
Regeneron Pharmaceuticals, Inc.(b)	35,735	14,673,506
Sage Therapeutics, Inc.(a)(b)	22,158	3,524,230
Sarepta Therapeutics, Inc.(a)(b)	30,960	3,690,122
Seattle Genetics, Inc.(b)	47,367	3,469,159
United Therapeutics Corp.(b)	17,755	2,083,904
Vertex Pharmaceuticals, Inc.(b)	110,023	20,238,731

		294,345,563

Building Products — 0.4%
Allegion PLC(a)	40,614	3,684,096
AO Smith Corp.	61,384	3,272,995
Armstrong World Industries, Inc.	18,223	1,447,271
Fortune Brands Home & Security, Inc.	67,455	3,211,532
Johnson Controls International PLC	405,682	14,985,893
Lennox International, Inc.(a)	15,424	4,078,106
Masco Corp.	130,786	5,141,198
Owens Corning	44,862	2,113,897
Resideo Technologies, Inc.(b)	57,907	1,117,026

Security	Shares	Value

Building Products (continued)
USG Corp.	32,617	$1,412,316

		40,464,330

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	23,212	2,486,237
Ameriprise Financial, Inc.	59,710	7,648,851
Bank of New York Mellon Corp.	386,566	19,494,523
BGC Partners, Inc., Class A	105,660	561,055
BlackRock, Inc.(e)	52,998	22,649,755
Cboe Global Markets, Inc.	46,279	4,416,868
Charles Schwab Corp.	526,881	22,529,431
CME Group, Inc.	154,419	25,414,279
E*Trade Financial Corp.	109,076	5,064,399
Eaton Vance Corp.(a)	46,526	1,875,463
Evercore, Inc., Class A(a)	18,456	1,679,496
Franklin Resources, Inc.(a)	130,501	4,324,803
Goldman Sachs Group, Inc.	152,975	29,369,670
Intercontinental Exchange, Inc.	245,273	18,675,086
Invesco Ltd.	174,950	3,378,284
Lazard Ltd., Class A	51,262	1,852,609
Legg Mason, Inc.(a)	39,092	1,069,948
LPL Financial Holdings, Inc.(a)	36,852	2,566,742
Moody’s Corp.	73,221	13,259,591
Morgan Stanley	534,696	22,564,171
MSCI, Inc.	38,780	7,711,015
Nasdaq, Inc.	48,181	4,215,356
Northern Trust Corp.	90,660	8,196,571
Raymond James Financial, Inc.	56,199	4,518,962
S&P Global, Inc.	108,151	22,771,193
SEI Investments Co.(a)	56,032	2,927,672
State Street Corp.(a)	165,444	10,887,870
T. Rowe Price Group, Inc.(a)	103,780	10,390,454
TD Ameritrade Holding Corp.	120,594	6,028,494
Virtu Financial, Inc., Class A(a)	15,324	363,945

		288,892,793

Chemicals — 2.0%
Air Products & Chemicals, Inc.(a)	96,046	18,340,944
Albemarle Corp.(a)	48,100	3,943,238
Ashland Global Holdings, Inc.	26,477	2,068,648
Axalta Coating Systems Ltd.(b)	93,266	2,351,236
Cabot Corp.	24,076	1,002,284
Celanese Corp.	59,778	5,894,709
CF Industries Holdings, Inc.	99,821	4,080,682
Chemours Co.(a)	81,495	3,028,354
DowDuPont, Inc.	995,428	53,066,267
Eastman Chemical Co.	60,629	4,600,528
Ecolab, Inc.	113,282	19,998,804
Element Solutions, Inc.(b)	86,910	877,791
FMC Corp.(a)	58,023	4,457,327
Huntsman Corp.	104,039	2,339,837
International Flavors & Fragrances, Inc.(a)	44,332	5,709,518

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Linde PLC	240,760	$42,356,907
LyondellBasell Industries NV, Class A	135,134	11,362,067
Mosaic Co.	162,043	4,425,394
NewMarket Corp.	3,234	1,402,133
Olin Corp.(a)	72,267	1,672,258
PPG Industries, Inc.(a)	105,917	11,954,852
RPM International, Inc.	55,713	3,233,583
Scotts Miracle-Gro Co.(a)	16,603	1,304,664
Sherwin-Williams Co.	35,707	15,379,362
Valvoline, Inc.(a)	84,376	1,566,019
Versum Materials, Inc.	48,371	2,433,545
Westlake Chemical Corp.	15,242	1,034,322
WR Grace & Co.	30,724	2,397,701

		232,282,974

Commercial Services & Supplies — 0.4%
ADT, Inc.(a)	39,296	251,101
Cintas Corp.(a)	38,848	7,851,569
Clean Harbors, Inc.(b)	20,588	1,472,660
Copart, Inc.(b)	90,344	5,473,943
KAR Auction Services, Inc.	58,269	2,989,782
Republic Services, Inc.	92,039	7,398,095
Rollins, Inc.(a)	60,984	2,538,154
Stericycle, Inc.(a)(b)	33,249	1,809,411
Waste Management, Inc.	187,925	19,527,287

		49,312,002

Communications Equipment — 1.3%
Arista Networks, Inc.(a)(b)	25,546	8,033,195
ARRIS International PLC(b)	78,755	2,489,445
Cisco Systems, Inc.	1,992,379	107,568,542
CommScope Holding Co., Inc.(b)	76,519	1,662,758
EchoStar Corp., Class A(b)	18,636	679,282
F5 Networks, Inc.(b)	27,560	4,324,991
Juniper Networks, Inc.(a)	145,797	3,859,247
Motorola Solutions, Inc.	72,345	10,158,685
Palo Alto Networks, Inc.(b)	40,266	9,779,806
Ubiquiti Networks, Inc.(a)	5,522	826,699

		149,382,650

Construction & Engineering — 0.1%
AECOM(b)	65,015	1,928,995
Arcosa, Inc.(a)	18,542	566,458
Fluor Corp.	59,882	2,203,658
Jacobs Engineering Group, Inc.(a)	54,030	4,062,516
Quanta Services, Inc.	60,245	2,273,646

		11,035,273

Construction Materials — 0.1%
Eagle Materials, Inc.(a)	19,435	1,638,371
Martin Marietta Materials, Inc.(a)	26,996	5,431,055

Security	Shares	Value

Construction Materials (continued)
Vulcan Materials Co.	59,108	$6,998,387

		14,067,813

Consumer Finance — 0.7%
Ally Financial, Inc.	180,584	4,964,254
American Express Co.	306,851	33,538,814
Capital One Financial Corp.	207,719	16,968,565
Credit Acceptance Corp.(a)(b)	4,850	2,191,861
Discover Financial Services	143,416	10,205,483
Navient Corp.	102,171	1,182,118
OneMain Holdings, Inc.	32,596	1,034,923
Santander Consumer USA Holdings, Inc.(a)	61,848	1,306,848
SLM Corp.(a)	208,224	2,063,500
Synchrony Financial	328,371	10,475,035

		83,931,401

Containers & Packaging — 0.4%
AptarGroup, Inc.	26,421	2,810,930
Ardagh Group SA	6,425	83,525
Avery Dennison Corp.	38,466	4,346,658
Ball Corp.	140,958	8,155,830
Bemis Co., Inc.	39,332	2,182,139
Berry Global Group, Inc.(b)	59,936	3,228,752
Crown Holdings, Inc.(b)	55,978	3,054,719
Graphic Packaging Holding Co.	136,660	1,726,016
International Paper Co.(a)	182,333	8,436,548
Owens-Illinois, Inc.(a)	63,497	1,205,173
Packaging Corp. of America	42,817	4,255,153
Sealed Air Corp.(a)	68,148	3,138,897
Silgan Holdings, Inc.(a)	35,936	1,064,784
Sonoco Products Co.	42,703	2,627,516
Westrock Co.(a)	114,376	4,386,320

		50,702,960

Distributors — 0.1%
Genuine Parts Co.(a)	63,291	7,090,491
LKQ Corp.(a)(b)	143,122	4,061,802
Pool Corp.(a)	17,073	2,816,533

		13,968,826

Diversified Consumer Services — 0.2%
2U, Inc.(a)(b)	24,787	1,756,159
Bright Horizons Family Solutions, Inc.(b)	26,637	3,385,829
frontdoor, Inc.(b)	36,778	1,265,899
Graham Holdings Co., Class B	1,758	1,201,031
Grand Canyon Education, Inc.(b)	20,236	2,317,224
H&R Block, Inc.(a)	86,844	2,079,045
Service Corp. International(a)	72,944	2,928,702

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
ServiceMaster Global Holdings, Inc.(a)(b)	60,006	$2,802,280

		17,736,169

Diversified Financial Services — 1.6%
AXA Equitable Holdings, Inc.	99,125	1,996,378
Berkshire Hathaway, Inc., Class B(b)	852,270	171,212,520
FactSet Research Systems, Inc.(a)	17,431	4,327,595
Interactive Brokers Group, Inc., Class A(a)	32,189	1,669,965
Jefferies Financial Group, Inc.	120,223	2,258,990
MarketAxess Holdings, Inc.(a)	16,252	3,999,292
Morningstar, Inc.	7,528	948,453
Voya Financial, Inc.	65,192	3,256,992

		189,670,185

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	3,192,240	100,108,647
CenturyLink, Inc.	423,088	5,072,825
Verizon Communications, Inc.(a)	1,819,045	107,560,131
Zayo Group Holdings, Inc.(b)	98,222	2,791,469

		215,533,072

Electric Utilities — 1.9%
Alliant Energy Corp.	107,813	5,081,227
American Electric Power Co., Inc.	213,158	17,851,982
Avangrid, Inc.	24,057	1,211,270
Duke Energy Corp.(a)	314,471	28,302,390
Edison International	140,005	8,669,110
Entergy Corp.	79,427	7,595,604
Evergy, Inc.	115,834	6,724,164
Eversource Energy	137,652	9,766,409
Exelon Corp.	422,381	21,173,960
FirstEnergy Corp.	214,395	8,920,976
Hawaiian Electric Industries, Inc.(a)	48,052	1,959,080
NextEra Energy, Inc.(a)	210,425	40,679,361
OGE Energy Corp.(a)	86,700	3,738,504
PG&E Corp.(a)(b)	229,540	4,085,812
Pinnacle West Capital Corp.	50,378	4,815,129
PPL Corp.	316,905	10,058,565
Southern Co.	453,264	23,424,683
Xcel Energy, Inc.	225,614	12,681,763

		216,739,989

Electrical Equipment — 0.5%
Acuity Brands, Inc.	17,097	2,051,811
AMETEK, Inc.	101,443	8,416,726
Eaton Corp. PLC	192,391	15,499,019
Emerson Electric Co.	274,640	18,804,601
GrafTech International Ltd.(a)	31,392	401,503
Hubbell, Inc.(a)	23,867	2,815,828
nVent Electric PLC	71,057	1,917,118
Regal-Beloit Corp.	17,022	1,393,591

Security	Shares	Value

Electrical Equipment (continued)
Rockwell Automation, Inc.	53,193	$9,333,244
Sensata Technologies Holding PLC(a)(b)	68,337	3,076,532

		63,709,973

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	130,341	12,309,404
Arrow Electronics, Inc.(a)(b)	36,487	2,811,688
Avnet, Inc.(a)	45,816	1,987,040
CDW Corp.	65,511	6,313,295
Cognex Corp.(a)	72,526	3,688,672
Coherent, Inc.(a)(b)	9,439	1,337,695
Corning, Inc.	348,046	11,520,323
Dolby Laboratories, Inc., Class A	27,063	1,704,157
FLIR Systems, Inc.	56,956	2,709,967
IPG Photonics Corp.(a)(b)	16,053	2,436,524
Jabil, Inc.(a)	65,787	1,749,276
Keysight Technologies, Inc.(b)	82,999	7,237,513
Littelfuse, Inc.(a)	10,552	1,925,529
National Instruments Corp.	50,423	2,236,764
Trimble, Inc.(b)	106,425	4,299,570
Universal Display Corp.(a)	19,770	3,021,845
Zebra Technologies Corp., Class A(a)(b)	22,470	4,708,139

		71,997,401

Energy Equipment & Services — 0.5%
Apergy Corp.(b)	31,882	1,309,075
Baker Hughes a GE Co.	227,360	6,302,419
Halliburton Co.	384,730	11,272,589
Helmerich & Payne, Inc.	46,069	2,559,594
Nabors Industries Ltd.(a)	120,100	413,144
National Oilwell Varco, Inc.(a)	163,374	4,352,283
Patterson-UTI Energy, Inc.	90,719	1,271,880
RPC, Inc.(a)	18,668	213,002
Schlumberger Ltd.	608,983	26,533,389
Transocean Ltd.(b)	241,112	2,100,086
Weatherford International PLC(b)	412,156	287,685

		56,615,146

Entertainment — 0.9%
Activision Blizzard, Inc.	329,639	15,008,464
Electronic Arts, Inc.(b)	130,316	13,244,015
Live Nation Entertainment, Inc.(b)	60,350	3,834,639
Netflix, Inc.(a)(b)	182,852	65,197,709
Take-Two Interactive Software, Inc.(b)	49,796	4,699,248
Viacom, Inc., Class B	161,709	4,539,172

		106,523,247

Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc.	50,812	7,243,759
American Campus Communities, Inc.(a)	62,175	2,958,286
American Homes 4 Rent, Class A	113,735	2,584,059

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp.(a)	193,139	$38,059,971
Apartment Investment & Management Co., Class A	62,814	3,158,916
Apple Hospitality REIT, Inc.	96,831	1,578,345
AvalonBay Communities, Inc.(a)	60,767	12,197,760
Boston Properties, Inc.	68,076	9,114,015
Brandywine Realty Trust(a)	71,893	1,140,223
Brixmor Property Group, Inc.(a)	128,825	2,366,515
Brookfield Property REIT, Inc., Class A	49,080	1,005,649
Camden Property Trust	40,425	4,103,137
Chimera Investment Corp.(a)	73,950	1,385,823
Colony Capital, Inc.	248,922	1,324,265
Columbia Property Trust, Inc.(a)	54,962	1,237,195
CoreSite Realty Corp.(a)	15,202	1,626,918
Corporate Office Properties Trust(a)	35,312	964,018
Crown Castle International Corp.	181,910	23,284,480
CubeSmart(a)	76,598	2,454,200
CyrusOne, Inc.(a)	51,234	2,686,711
Digital Realty Trust, Inc.(a)	90,610	10,782,590
Douglas Emmett, Inc.	67,828	2,741,608
Duke Realty Corp.	163,426	4,997,567
Empire State Realty Trust, Inc., Class A	59,454	939,373
EPR Properties(a)	32,714	2,515,707
Equinix, Inc.	35,968	16,299,259
Equity Commonwealth	51,380	1,679,612
Equity LifeStyle Properties, Inc.	35,906	4,104,056
Equity Residential	157,158	11,837,141
Essex Property Trust, Inc.	27,969	8,089,754
Extra Space Storage, Inc.	54,301	5,533,815
Federal Realty Investment Trust	33,644	4,637,825
Gaming and Leisure Properties, Inc.	87,041	3,357,171
HCP, Inc.	209,026	6,542,514
Healthcare Trust of America, Inc., Class A	96,957	2,772,001
Highwoods Properties, Inc.	42,629	1,994,185
Hospitality Properties Trust(a)	69,475	1,827,887
Host Hotels & Resorts, Inc.	324,845	6,139,570
Hudson Pacific Properties, Inc.	66,053	2,273,544
Invitation Homes, Inc.(a)	142,733	3,472,694
Iron Mountain, Inc.(a)	126,951	4,501,682
JBG SMITH Properties(a)	46,537	1,924,305
Kilroy Realty Corp.(a)	42,499	3,228,224
Kimco Realty Corp.(a)	170,543	3,155,045
Lamar Advertising Co., Class A(a)	35,388	2,804,853
Liberty Property Trust(a)	68,340	3,309,023
Life Storage, Inc.	19,219	1,869,432
Macerich Co.(a)	58,585	2,539,660
Medical Properties Trust, Inc.	152,181	2,816,870
MFA Financial, Inc.	176,526	1,283,344
Mid-America Apartment Communities, Inc.	51,527	5,633,447
National Retail Properties, Inc.(a)	73,668	4,080,471
New Residential Investment Corp.(a)	179,993	3,043,682
Omega Healthcare Investors, Inc.(a)	84,524	3,224,591

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Outfront Media, Inc.(a)	54,774	$1,281,712
Paramount Group, Inc.(a)	85,764	1,216,991
Park Hotels & Resorts, Inc.	87,679	2,725,063
Prologis, Inc.	273,229	19,658,827
Public Storage(a)	64,578	14,063,797
Rayonier, Inc.(a)	54,770	1,726,350
Realty Income Corp.(a)	130,084	9,568,979
Regency Centers Corp.	69,085	4,662,547
Retail Properties of America, Inc., Class A	88,395	1,077,535
Retail Value, Inc.(a)	6,187	192,849
SBA Communications Corp.(b)	48,845	9,752,393
Senior Housing Properties Trust(a)	107,480	1,266,114
Simon Property Group, Inc.	134,561	24,518,360
SITE Centers Corp.	60,283	821,054
SL Green Realty Corp.	34,564	3,107,995
Spirit Realty Capital, Inc.(a)	43,225	1,717,329
Starwood Property Trust, Inc.(a)	131,826	2,946,311
STORE Capital Corp.(a)	90,726	3,039,321
Sun Communities, Inc.	38,585	4,573,094
Taubman Centers, Inc.(a)	26,329	1,392,278
UDR, Inc.(a)	121,760	5,535,210
Uniti Group, Inc.(a)	74,876	837,862
Ventas, Inc.(a)	156,408	9,980,394
VEREIT, Inc.(a)	406,768	3,404,648
VICI Properties, Inc.	174,171	3,810,861
Vornado Realty Trust	77,540	5,229,298
Weingarten Realty Investors	50,094	1,471,261
Welltower, Inc.	163,230	12,666,648
Weyerhaeuser Co.(a)	331,429	8,729,840
WP Carey, Inc.(a)	72,042	5,643,050

		433,044,718

Food & Staples Retailing — 1.4%
Casey’s General Stores, Inc.(a)	16,091	2,072,038
Costco Wholesale Corp.	191,986	46,487,490
Kroger Co.	347,583	8,550,542
Sprouts Farmers Market, Inc.(a)(b)	54,669	1,177,570
Sysco Corp.	203,307	13,572,775
U.S. Foods Holding Corp.(b)	92,757	3,238,147
Walgreens Boots Alliance, Inc.	359,807	22,764,989
Walmart, Inc.	617,780	60,252,084

		158,115,635

Food Products — 1.1%
Archer-Daniels-Midland Co.	245,720	10,597,904
Bunge Ltd.(a)	59,210	3,142,275
Campbell Soup Co.(a)	81,012	3,088,988
Conagra Brands, Inc.	212,471	5,893,945
Flowers Foods, Inc.(a)	76,901	1,639,529
General Mills, Inc.(a)	259,654	13,437,094
Hain Celestial Group, Inc.(a)(b)	39,847	921,263
Hershey Co.(a)	61,514	7,063,653
Hormel Foods Corp.(a)	121,274	5,428,224

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Ingredion, Inc.	32,033	$3,033,205
J.M. Smucker Co.(a)	47,270	5,506,955
Kellogg Co.(a)	109,798	6,300,209
Kraft Heinz Co.	266,128	8,689,079
Lamb Weston Holdings, Inc.	65,204	4,886,388
McCormick & Co., Inc.	53,327	8,032,646
Mondelez International, Inc., Class A	626,624	31,281,070
Pilgrim’s Pride Corp.(b)	28,874	643,601
Post Holdings, Inc.(b)	28,077	3,071,624
TreeHouse Foods, Inc.(b)	22,383	1,444,823
Tyson Foods, Inc., Class A	128,661	8,932,933

		133,035,408

Gas Utilities — 0.1%
Atmos Energy Corp.(a)	49,735	5,119,223
National Fuel Gas Co.(a)	37,728	2,299,899
UGI Corp.	77,450	4,292,279

		11,711,401

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	752,254	60,135,185
ABIOMED, Inc.(b)	18,827	5,376,803
Align Technology, Inc.(a)(b)	34,711	9,869,379
Baxter International, Inc.	218,406	17,758,592
Becton Dickinson & Co.(a)	116,142	29,004,142
Boston Scientific Corp.(b)	601,643	23,091,058
Cantel Medical Corp.	14,447	966,360
Cooper Cos., Inc.	21,364	6,327,376
Danaher Corp.(a)	276,316	36,479,238
DENTSPLY SIRONA, Inc.(a)	97,298	4,825,008
DexCom, Inc.(a)(b)	36,469	4,343,458
Edwards Lifesciences Corp.(b)	91,788	17,561,798
Hill-Rom Holdings, Inc.	29,970	3,172,624
Hologic, Inc.(b)	120,040	5,809,936
ICU Medical, Inc.(b)	6,887	1,648,266
IDEXX Laboratories, Inc.(b)	37,880	8,469,968
Insulet Corp.(a)(b)	25,404	2,415,666
Integra LifeSciences Holdings Corp.(b)	34,147	1,902,671
Intuitive Surgical, Inc.(b)	49,344	28,154,699
Masimo Corp.(b)	21,926	3,031,927
Medtronic PLC	595,496	54,237,776
ResMed, Inc.(a)	62,386	6,486,272
STERIS PLC(a)(b)	37,369	4,784,353
Stryker Corp.	148,796	29,390,186
Teleflex, Inc.	20,191	6,100,913
Varian Medical Systems, Inc.(b)	40,753	5,775,515
West Pharmaceutical Services, Inc.	31,286	3,447,717
Zimmer Biomet Holdings, Inc.	89,305	11,404,248

		391,971,134

Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.(a)(b)	34,211	1,002,724
AmerisourceBergen Corp.(a)	70,044	5,569,899

Security	Shares	Value

Health Care Providers & Services (continued)
Anthem, Inc.	113,715	$32,633,931
Cardinal Health, Inc.	131,919	6,351,900
Centene Corp.(a)(b)	177,216	9,410,169
Chemed Corp.	6,782	2,170,715
Cigna Corp.(b)	163,758	26,335,561
Covetrus, Inc.(a)(b)	27,054	861,670
CVS Health Corp.(a)	562,755	30,349,377
DaVita, Inc.(b)	56,285	3,055,713
Encompass Health Corp.(a)	46,855	2,736,332
HCA Healthcare, Inc.	120,108	15,659,681
Henry Schein, Inc.(b)	67,636	4,065,600
Humana, Inc.	59,731	15,888,446
Laboratory Corp. of America Holdings(b)	44,899	6,868,649
McKesson Corp.	83,395	9,762,219
MEDNAX, Inc.(b)	38,070	1,034,362
Molina Healthcare, Inc.(b)	26,076	3,701,749
Penumbra, Inc.(b)	13,667	2,009,186
Premier, Inc., Class A(a)(b)	21,875	754,469
Quest Diagnostics, Inc.(a)	58,519	5,262,028
UnitedHealth Group, Inc.	422,000	104,343,720
Universal Health Services, Inc., Class B(a)	38,732	5,181,180
WellCare Health Plans, Inc.(b)	21,143	5,703,324

		300,712,604

Health Care Technology — 0.1%
Cerner Corp.(a)(b)	139,071	7,956,252
Veeva Systems, Inc., Class A(a)(b)	53,860	6,832,679

		14,788,931

Hotels, Restaurants & Leisure — 2.0%
Aramark	104,650	3,092,408
Caesars Entertainment Corp.(b)	231,739	2,013,812
Carnival Corp.(a)	175,351	8,893,803
Chipotle Mexican Grill, Inc.(b)	10,821	7,686,265
Choice Hotels International, Inc.(a)	15,480	1,203,415
Darden Restaurants, Inc.	54,479	6,617,564
Domino’s Pizza, Inc.(a)	19,290	4,978,749
Dunkin’ Brands Group, Inc.(a)	34,158	2,565,266
Extended Stay America, Inc.	76,033	1,364,792
Hilton Grand Vacations, Inc.(b)	44,098	1,360,423
Hilton Worldwide Holdings, Inc.	123,071	10,228,431
Hyatt Hotels Corp., Class A	18,022	1,307,857
International Game Technology PLC	37,472	486,761
Las Vegas Sands Corp.	156,888	9,563,892
Marriott International, Inc., Class A(a)	123,919	15,501,028
McDonald’s Corp.	341,680	64,885,032
MGM Resorts International(a)	218,279	5,601,039
Norwegian Cruise Line Holdings Ltd.(b)	93,873	5,159,260
Royal Caribbean Cruises Ltd.	70,518	8,082,773
Six Flags Entertainment Corp.	31,846	1,571,600
Starbucks Corp.	528,085	39,257,839

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.(a)	17,967	$3,904,229
Wendy’s Co.(a)	78,071	1,396,690
Wyndham Destinations, Inc.	40,097	1,623,528
Wyndham Hotels & Resorts, Inc.	41,435	2,071,336
Wynn Resorts Ltd.(a)	46,440	5,541,221
Yum China Holdings, Inc.	164,118	7,370,539
Yum! Brands, Inc.(a)	137,214	13,695,329

		237,024,881

Household Durables — 0.3%
D.R. Horton, Inc.	152,308	6,302,505
Garmin Ltd.	48,875	4,220,356
Leggett & Platt, Inc.(a)	60,271	2,544,642
Lennar Corp., Class A	132,812	6,519,741
Lennar Corp., Class B	4,544	177,761
Mohawk Industries, Inc.(b)	29,028	3,661,882
Newell Brands, Inc.(a)	193,405	2,966,833
NVR, Inc.(b)	1,328	3,674,576
PulteGroup, Inc.	107,665	3,010,313
Tempur Sealy International, Inc.(a)(b)	19,062	1,099,306
Toll Brothers, Inc.	57,338	2,075,636
Whirlpool Corp.(a)	29,365	3,902,315

		40,155,866

Household Products — 1.5%
Church & Dwight Co., Inc.(a)	107,445	7,653,307
Clorox Co.(a)	56,311	9,035,663
Colgate-Palmolive Co.	374,693	25,681,458
Energizer Holdings, Inc.(a)	31,553	1,417,676
Kimberly-Clark Corp.(a)	151,828	18,811,489
Procter & Gamble Co.	1,096,247	114,064,501
Spectrum Brands Holdings, Inc.	16,628	910,882

		177,574,976

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	280,703	5,075,110
NRG Energy, Inc.	124,933	5,307,154
Vistra Energy Corp.	171,569	4,465,941

		14,848,205

Industrial Conglomerates — 1.4%
3M Co.	246,079	51,130,295
BWX Technologies, Inc.(a)	43,784	2,170,811
Carlisle Cos., Inc.	24,987	3,063,906
General Electric Co.(a)	3,788,011	37,842,230
Honeywell International, Inc.	321,272	51,056,546
Roper Technologies, Inc.(a)	44,350	15,166,369
Seaboard Corp.	134	574,150

		161,004,307

Insurance — 2.5%
Aflac, Inc.	324,767	16,238,350
Alleghany Corp.(b)	6,803	4,166,157
Allstate Corp.	144,246	13,585,088
American Financial Group, Inc.	28,498	2,741,793

Security	Shares	Value

Insurance (continued)
American International Group, Inc.	389,757	$16,782,936
American National Insurance Co.	2,683	324,160
Aon PLC	104,978	17,919,745
Arch Capital Group Ltd.(b)	173,942	5,621,805
Arthur J Gallagher & Co.	80,072	6,253,623
Assurant, Inc.(a)	26,103	2,477,436
Assured Guaranty Ltd.	44,992	1,998,995
Athene Holding Ltd., Class A(a)(b)	66,469	2,711,935
Axis Capital Holdings Ltd.(a)	35,845	1,963,589
Brighthouse Financial, Inc.(b)	52,917	1,920,358
Brown & Brown, Inc.(a)	101,904	3,007,187
Chubb Ltd.(a)	202,724	28,397,578
Cincinnati Financial Corp.	68,732	5,904,079
CNA Financial Corp.	11,537	500,129
Erie Indemnity Co., Class A	11,379	2,031,379
Everest Re Group Ltd.(a)	17,141	3,701,770
Fidelity National Financial, Inc.	111,730	4,083,731
First American Financial Corp.	29,986	1,544,279
Hanover Insurance Group, Inc.	18,875	2,154,959
Hartford Financial Services Group, Inc.	157,489	7,830,353
Lincoln National Corp.	98,011	5,753,246
Loews Corp.	127,758	6,123,441
Markel Corp.(b)	6,023	6,000,354
Marsh & McLennan Cos., Inc.	221,050	20,756,595
Mercury General Corp.(a)	18,078	905,165
MetLife, Inc.	354,238	15,079,912
Old Republic International Corp.	135,290	2,830,267
Principal Financial Group, Inc.	120,277	6,036,703
Progressive Corp.(a)	253,371	18,265,515
Prudential Financial, Inc.	183,908	16,897,467
Reinsurance Group of America, Inc.	27,385	3,888,122
RenaissanceRe Holdings Ltd.	15,763	2,261,991
Torchmark Corp.	44,286	3,629,238
Travelers Cos., Inc.	117,859	16,165,540
Unum Group	94,314	3,190,643
W.R. Berkley Corp.(a)	39,167	3,318,228
White Mountains Insurance Group Ltd.(a)	1,444	1,336,393
Willis Towers Watson PLC	57,053	10,021,359

		296,321,593

Interactive Media & Services — 4.3%
Alphabet, Inc., Class A(b)	131,293	154,517,419
Alphabet, Inc., Class C(b)	134,140	157,387,803
Facebook, Inc., Class A(b)	1,045,653	174,299,899
IAC/InterActiveCorp(b)	32,781	6,887,616
Match Group, Inc.	20,447	1,157,505
Twitter, Inc.(b)	313,299	10,301,271
Zillow Group, Inc., Class A(a)(b)	36,187	1,237,595
Zillow Group, Inc., Class C(a)(b)	45,868	1,593,454

		507,382,562

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(b)	180,912	322,159,044

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc.(a)(b)	20,331	$35,475,765
eBay, Inc.	374,500	13,908,930
Expedia Group, Inc.(a)	53,142	6,323,898
GrubHub, Inc.(a)(b)	38,364	2,665,147
Qurate Retail, Inc.(b)	174,230	2,784,195
TripAdvisor, Inc.(a)(b)	43,934	2,260,404
Wayfair, Inc., Class A(a)(b)	26,641	3,954,857

		389,532,240

IT Services — 5.3%
Accenture PLC, Class A	282,723	49,764,902
Akamai Technologies, Inc.(b)	70,576	5,061,005
Alliance Data Systems Corp.(a)	20,608	3,605,988
Amdocs Ltd.(a)	62,102	3,360,339
Automatic Data Processing, Inc.	190,227	30,386,861
Black Knight, Inc.(b)	63,859	3,480,315
Booz Allen Hamilton Holding Corp.	59,029	3,431,946
Broadridge Financial Solutions, Inc.	49,274	5,109,221
Cognizant Technology Solutions Corp., Class A	250,539	18,151,551
Conduent, Inc.(b)	98,914	1,367,981
CoreLogic, Inc.(b)	31,817	1,185,501
DXC Technology Co.	123,715	7,956,112
EPAM Systems, Inc.(b)	23,320	3,944,112
Euronet Worldwide, Inc.(a)(b)	21,012	2,996,101
Fidelity National Information Services, Inc.	142,709	16,140,388
First Data Corp., Class A(b)	231,810	6,089,649
Fiserv, Inc.(a)(b)	174,180	15,376,610
FleetCor Technologies, Inc.(b)	38,724	9,548,951
Gartner, Inc.(b)	37,730	5,722,886
Genpact Ltd.	71,234	2,506,012
Global Payments, Inc.	68,598	9,364,999
GoDaddy, Inc., Class A(a)(b)	75,989	5,713,613
International Business Machines Corp.(a)	403,807	56,977,168
Jack Henry & Associates, Inc.(a)	34,306	4,759,614
Leidos Holdings, Inc.(a)	61,545	3,944,419
Mastercard, Inc., Class A	399,416	94,042,497
Okta, Inc.(b)	41,262	3,413,605
Paychex, Inc.	140,838	11,295,208
PayPal Holdings, Inc.(b)	515,671	53,547,277
Sabre Corp.(a)	118,427	2,533,154
Square, Inc., Class A(a)(b)	128,704	9,642,504
Switch, Inc., Class A	10,531	108,575
Teradata Corp.(a)(b)	50,397	2,199,829
Total System Services, Inc.	80,328	7,631,963
Twilio, Inc., Class A(b)	38,191	4,933,513
VeriSign, Inc.(b)	46,386	8,421,842
Visa, Inc., Class A(a)	773,796	120,859,197
Western Union Co.	187,411	3,461,481
WEX, Inc.(b)	19,020	3,651,650

Security	Shares	Value

IT Services (continued)
Worldpay, Inc., Class A(b)	131,642	$14,941,367

		616,629,906

Leisure Products — 0.1%
Brunswick Corp.	38,746	1,950,086
Hasbro, Inc.(a)	51,540	4,381,931
Mattel, Inc.(a)(b)	141,712	1,842,256
Polaris Industries, Inc.(a)	27,050	2,283,831

		10,458,104

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	140,147	11,265,016
Bio-Rad Laboratories, Inc., Class A(b)	9,683	2,959,899
Bio-Techne Corp.	16,342	3,244,704
Bruker Corp.	42,264	1,624,628
Charles River Laboratories International, Inc.(a)(b)	21,906	3,181,846
Illumina, Inc.(b)	64,458	20,026,456
IQVIA Holdings, Inc.(b)	75,312	10,833,631
Mettler-Toledo International, Inc.(b)	10,840	7,837,320
PerkinElmer, Inc.(a)	46,659	4,496,061
PRA Health Sciences, Inc.(b)	25,120	2,770,485
QIAGEN NV(a)(b)	95,242	3,874,445
Thermo Fisher Scientific, Inc.	176,272	48,249,172
Waters Corp.(b)	33,181	8,351,990

		128,715,653

Machinery — 1.8%
AGCO Corp.(a)	27,485	1,911,582
Allison Transmission Holdings, Inc.(a)	47,956	2,154,184
Caterpillar, Inc.	251,300	34,048,637
Colfax Corp.(b)	35,555	1,055,272
Crane Co.	21,823	1,846,662
Cummins, Inc.	65,696	10,371,427
Deere & Co.(a)	141,731	22,654,283
Donaldson Co., Inc.(a)	53,744	2,690,425
Dover Corp.	64,692	6,068,110
Flowserve Corp.(a)	57,624	2,601,147
Fortive Corp.	127,854	10,725,672
Gardner Denver Holdings, Inc.(b)	49,591	1,379,126
Gates Industrial Corp. PLC(b)	16,568	237,585
Graco, Inc.	71,898	3,560,389
IDEX Corp.(a)	34,255	5,197,854
Illinois Tool Works, Inc.(a)	145,193	20,839,551
Ingersoll-Rand PLC	107,663	11,622,221
ITT, Inc.	38,239	2,217,862
Lincoln Electric Holdings, Inc.(a)	26,400	2,214,168
Middleby Corp.(b)	24,916	3,239,827
Nordson Corp.(a)	24,737	3,278,147
Oshkosh Corp.(a)	33,639	2,527,298
PACCAR, Inc.	152,024	10,358,915
Parker-Hannifin Corp.	58,692	10,072,721
Pentair PLC	73,608	3,276,292

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Snap-on, Inc.(a)	23,728	$3,713,907
Stanley Black & Decker, Inc.	66,875	9,106,369
Terex Corp.(a)	27,389	880,009
Timken Co.	26,858	1,171,546
Toro Co.(a)	45,352	3,122,032
Trinity Industries, Inc.	65,134	1,415,362
Valmont Industries, Inc.	10,037	1,305,814
WABCO Holdings, Inc.(b)	21,850	2,880,485
Wabtec Corp.(a)	59,125	4,358,695
Welbilt, Inc.(b)	50,205	822,358
Xylem, Inc.(a)	79,588	6,290,635

		211,216,569

Marine — 0.0%
Kirby Corp.(a)(b)	26,397	1,982,679

Media — 2.2%
AMC Networks, Inc., Class A(a)(b)	20,274	1,150,752
Cable One, Inc.	1,790	1,756,670
CBS Corp., Class B	145,097	6,896,460
Charter Communications, Inc., Class A(a)(b)	73,795	25,600,224
Cinemark Holdings, Inc.(a)	45,319	1,812,307
Comcast Corp., Class A	1,975,761	78,990,925
Discovery, Inc., Class A(a)(b)	76,915	2,078,243
Discovery, Inc., Class C(b)	144,783	3,680,384
DISH Network Corp., Class A(b)	93,984	2,978,353
Fox Corp., Class A(b)	153,006	5,616,850
Fox Corp., Class B(b)	70,534	2,530,760
GCI Liberty, Inc., Class A(b)	46,698	2,596,876
Interpublic Group of Cos., Inc.	166,701	3,502,388
John Wiley & Sons, Inc., Class A(a)	25,009	1,105,898
Liberty Broadband Corp., Class A(a)(b)	10,082	923,915
Liberty Broadband Corp., Class C(a)(b)	49,520	4,542,965
Liberty Media Corp. — Liberty Formula One, Class A(a)(b)	7,508	255,572
Liberty Media Corp. — Liberty Formula One, Class C(b)	86,137	3,019,102
Liberty Media Corp. — Liberty SiriusXM, Class A(b)	42,837	1,635,517
Liberty Media Corp. — Liberty SiriusXM, Class C(a)(b)	71,776	2,744,714
Lions Gate Entertainment Corp., Class A(a)	19,444	304,104
Lions Gate Entertainment Corp., Class B	41,348	624,355
Madison Square Garden Co., Class A(b)	7,865	2,305,467
News Corp., Class A	155,606	1,935,739
News Corp., Class B(a)	53,107	663,306
Omnicom Group, Inc.(a)	98,689	7,203,310
Sirius XM Holdings, Inc.(a)	719,707	4,080,739
Tribune Media Co., Class A	36,018	1,661,871
Viacom, Inc., Class A(a)	2,454	79,632

Security	Shares	Value

Media (continued)
Walt Disney Co.	768,111	$85,283,364

		257,560,762

Metals & Mining — 0.3%
Alcoa Corp.(b)	80,202	2,258,488
Freeport-McMoRan, Inc.	643,949	8,300,503
Newmont Mining Corp.	233,153	8,339,883
Nucor Corp.(a)	134,339	7,838,681
Reliance Steel & Aluminum Co.	29,173	2,633,155
Royal Gold, Inc.(a)	29,501	2,682,526
Southern Copper Corp.(a)	38,273	1,518,673
Steel Dynamics, Inc.	99,982	3,526,365
United States Steel Corp.(a)	69,699	1,358,433

		38,456,707

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(a)	223,016	4,014,288
Annaly Capital Management, Inc.(a)	633,544	6,329,105
Two Harbors Investment Corp.(a)	97,027	1,312,775

		11,656,168

Multi-Utilities — 1.0%
Ameren Corp.	107,093	7,876,690
CenterPoint Energy, Inc.	223,051	6,847,666
CMS Energy Corp.	126,755	7,039,973
Consolidated Edison, Inc.	137,429	11,655,353
Dominion Energy, Inc.	333,478	25,564,423
DTE Energy Co.	79,009	9,855,583
MDU Resources Group, Inc.	83,952	2,168,480
NiSource, Inc.	164,610	4,717,723
Public Service Enterprise Group, Inc.	225,309	13,385,608
Sempra Energy(a)	119,411	15,029,068
WEC Energy Group, Inc.	137,137	10,844,794

		114,985,361

Multiline Retail — 0.5%
Burlington Stores, Inc.(a)(b)	28,388	4,447,832
Dollar General Corp.(a)	116,366	13,882,464
Dollar Tree, Inc.(b)	102,610	10,778,154
Kohl’s Corp.(a)	74,509	5,123,984
Macy’s, Inc.	129,838	3,120,007
Nordstrom, Inc.(a)	51,684	2,293,736
Target Corp.	230,954	18,536,368

		58,182,545

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	222,762	10,131,216
Antero Resources Corp.(b)	99,281	876,651
Apache Corp.(a)	171,356	5,939,199
Cabot Oil & Gas Corp.	193,626	5,053,638
Centennial Resource Development, Inc., Class A(b)	109,864	965,704
Cheniere Energy, Inc.(b)	104,162	7,120,514
Chesapeake Energy Corp.(a)(b)	456,876	1,416,316
Chevron Corp.	837,771	103,196,632

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	40,523	$2,832,558
CNX Resources Corp.(a)(b)	82,506	888,590
Concho Resources, Inc.	85,575	9,495,402
ConocoPhillips	498,712	33,284,039
Continental Resources, Inc.(b)	38,258	1,712,811
Devon Energy Corp.	209,144	6,600,585
Diamondback Energy, Inc.(a)	69,307	7,036,740
EOG Resources, Inc.	253,534	24,131,366
EQT Corp.	104,696	2,171,395
Equitrans Midstream Corp.(a)(b)	93,682	2,040,394
Extraction Oil & Gas, Inc.(b)	27,785	117,530
Exxon Mobil Corp.(a)	1,863,554	150,575,163
Hess Corp.(a)	116,242	7,001,256
HollyFrontier Corp.	68,629	3,381,351
Kinder Morgan, Inc.	854,180	17,092,142
Kosmos Energy Ltd.	103,104	642,338
Marathon Oil Corp.	374,405	6,256,307
Marathon Petroleum Corp.(a)	294,380	17,618,643
Murphy Oil Corp.(a)	69,808	2,045,374
Noble Energy, Inc.(a)	216,211	5,346,898
Occidental Petroleum Corp.	332,926	22,039,701
ONEOK, Inc.	175,770	12,275,777
Parsley Energy, Inc., Class A(b)	113,626	2,192,982
PBF Energy, Inc., Class A(a)	50,606	1,575,871
Phillips 66(a)	179,686	17,100,717
Pioneer Natural Resources Co.	74,476	11,341,205
QEP Resources, Inc.(b)	97,270	757,733
Range Resources Corp.(a)	89,120	1,001,709
SM Energy Co.	45,643	798,296
Targa Resources Corp.(a)	103,943	4,318,832
Valero Energy Corp.	186,118	15,788,390
Whiting Petroleum Corp.(b)	41,959	1,096,808
Williams Cos., Inc.	527,003	15,135,526
WPX Energy, Inc.(b)	186,849	2,449,590

		542,843,889

Paper & Forest Products — 0.0%
Domtar Corp.	32,253	1,601,361

Personal Products — 0.2%
Coty, Inc., Class A(a)	188,865	2,171,947
Estee Lauder Cos., Inc., Class A	93,329	15,450,616
Herbalife Nutrition Ltd.(b)	45,947	2,434,732
Nu Skin Enterprises, Inc., Class A(a)	22,663	1,084,651

		21,141,946

Pharmaceuticals — 4.4%
Allergan PLC	148,687	21,769,264
Bristol-Myers Squibb Co.	718,205	34,265,560
Catalent, Inc.(a)(b)	63,027	2,558,266
Elanco Animal Health, Inc.(b)	146,029	4,683,150
Eli Lilly & Co.(a)	387,999	50,346,750
Jazz Pharmaceuticals PLC(b)	26,436	3,779,026

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	1,181,573	$165,172,090
Merck & Co., Inc.	1,144,822	95,214,846
Mylan NV(b)	227,802	6,455,909
Nektar Therapeutics(a)(b)	67,442	2,266,051
Perrigo Co. PLC	54,683	2,633,533
Pfizer, Inc.	2,522,951	107,149,729
Zoetis, Inc.	212,367	21,378,986

		517,673,160

Professional Services — 0.4%
CoStar Group, Inc.(b)	16,036	7,479,511
Equifax, Inc.(a)	53,153	6,298,631
IHS Markit Ltd.(b)	169,927	9,240,630
ManpowerGroup, Inc.	26,121	2,159,946
Nielsen Holdings PLC	152,243	3,603,592
Robert Half International, Inc.	53,390	3,478,892
TransUnion(a)	82,393	5,507,148
Verisk Analytics, Inc.	71,264	9,478,112

		47,246,462

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(b)	140,620	6,953,659
Howard Hughes Corp.(a)(b)	18,583	2,044,130
Jones Lang LaSalle, Inc.	19,179	2,957,018
Realogy Holdings Corp.(a)	52,534	598,888

		12,553,695

Road & Rail — 1.1%
AMERCO(a)	2,699	1,002,705
CSX Corp.	342,404	25,618,667
Genesee & Wyoming, Inc., Class A(a)(b)	24,662	2,149,047
JB Hunt Transport Services, Inc.	39,519	4,002,879
Kansas City Southern(a)	43,468	5,041,419
Knight-Swift Transportation Holdings, Inc.(a)	50,322	1,644,523
Landstar System, Inc.	18,476	2,021,090
Norfolk Southern Corp.	118,129	22,077,129
Old Dominion Freight Line, Inc.(a)	29,825	4,306,432
Ryder System, Inc.	21,585	1,338,054
Schneider National, Inc., Class B	16,324	343,620
Union Pacific Corp.	318,047	53,177,458

		122,723,023

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.(b)	410,266	10,469,988
Analog Devices, Inc.	161,776	17,030,160
Applied Materials, Inc.	414,810	16,451,365
Broadcom, Inc.(a)	178,421	53,652,979
Cypress Semiconductor Corp.(a)	156,728	2,338,382
First Solar, Inc.(a)(b)	33,542	1,772,359
Intel Corp.(a)	1,981,313	106,396,508
KLA-Tencor Corp.(a)	70,640	8,435,122

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.(a)	68,205	$12,209,377
Marvell Technology Group Ltd.(a)	248,696	4,946,563
Maxim Integrated Products, Inc.	123,204	6,550,757
Microchip Technology, Inc.(a)	101,332	8,406,503
Micron Technology, Inc.(b)	497,456	20,559,857
MKS Instruments, Inc.(a)	24,126	2,244,924
Monolithic Power Systems, Inc.(a)	16,968	2,298,994
NVIDIA Corp.	255,718	45,916,724
NXP Semiconductors NV	147,651	13,050,872
ON Semiconductor Corp.(a)(b)	178,626	3,674,337
Qorvo, Inc.(b)	53,843	3,862,158
QUALCOMM, Inc.	530,161	30,235,082
Skyworks Solutions, Inc.(a)	76,428	6,303,781
Teradyne, Inc.(a)	81,138	3,232,538
Texas Instruments, Inc.	423,833	44,955,966
Xilinx, Inc.(a)	111,539	14,142,030

		439,137,326

Software — 6.6%
Adobe, Inc.(b)	215,253	57,362,772
ANSYS, Inc.(b)	36,952	6,751,500
Aspen Technology, Inc.(b)	32,539	3,392,516
Atlassian Corp. PLC, Class A(b)	44,518	5,003,378
Autodesk, Inc.(b)	96,386	15,018,867
Cadence Design Systems, Inc.(b)	122,984	7,810,714
CDK Global, Inc.	56,121	3,301,037
Ceridian HCM Holding, Inc.(b)	24,059	1,234,227
Citrix Systems, Inc.(a)	60,124	5,991,958
DocuSign, Inc.(b)	37,466	1,942,237
Elastic NV(b)	3,387	270,520
Fair Isaac Corp.(b)	12,029	3,267,437
FireEye, Inc.(a)(b)	83,595	1,403,560
Fortinet, Inc.(b)	62,939	5,284,988
Guidewire Software, Inc.(b)	34,235	3,326,273
Intuit, Inc.	108,722	28,421,018
LogMeIn, Inc.	22,470	1,799,847
Manhattan Associates, Inc.(a)(b)	27,434	1,511,888
Microsoft Corp.	3,333,668	393,172,804
Nuance Communications, Inc.(a)(b)	122,758	2,078,293
Nutanix, Inc., Class A(a)(b)	58,706	2,215,564
Oracle Corp.(a)	1,060,537	56,961,442
Paycom Software, Inc.(a)(b)	21,103	3,991,210
Pegasystems, Inc.	14,505	942,825
Pluralsight, Inc., Class A(b)	23,480	745,255
Proofpoint, Inc.(b)	20,910	2,539,101
PTC, Inc.(b)	50,405	4,646,333
RealPage, Inc.(a)(b)	29,998	1,820,579
Red Hat, Inc.(b)	77,357	14,133,124
RingCentral, Inc., Class A(b)	28,617	3,084,913
salesforce.com, Inc.(b)	318,239	50,399,510
ServiceNow, Inc.(b)	78,663	19,389,643
SolarWinds Corp.(b)	14,208	277,340
Splunk, Inc.(b)	64,682	8,059,377
SS&C Technologies Holdings, Inc.	92,145	5,868,715

Security	Shares	Value

Software (continued)
Symantec Corp.	282,994	$6,506,032
Synopsys, Inc.(b)	65,517	7,544,283
Tableau Software, Inc., Class A(b)	30,536	3,886,622
Tyler Technologies, Inc.(b)	17,674	3,612,566
Ultimate Software Group, Inc.(b)	13,567	4,478,874
VMware, Inc., Class A(a)	31,340	5,657,183
Workday, Inc., Class A(a)(b)	63,705	12,285,509
Zendesk, Inc.(b)	47,787	4,061,895
Zynga, Inc., Class A(b)	340,997	1,817,514

		773,271,243

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	29,901	5,099,018
AutoNation, Inc.(a)(b)	21,833	779,875
AutoZone, Inc.(b)	11,141	11,409,721
Best Buy Co., Inc.	104,264	7,409,000
CarMax, Inc.(b)	77,524	5,411,175
Dick’s Sporting Goods, Inc.(a)	32,815	1,207,920
Floor & Decor Holdings, Inc., Class A(a)(b)	25,311	1,043,319
Foot Locker, Inc.	49,800	3,017,880
Gap, Inc.(a)	98,978	2,591,244
Home Depot, Inc.	496,520	95,277,223
L Brands, Inc.	98,507	2,716,823
Lowe’s Cos., Inc.(a)	353,720	38,721,728
Michaels Cos., Inc.(a)(b)	43,883	501,144
O’Reilly Automotive, Inc.(b)	34,581	13,427,802
Penske Automotive Group, Inc.(a)	15,197	678,546
Ross Stores, Inc.	159,552	14,854,291
Tiffany & Co.(a)	53,685	5,666,452
TJX Cos., Inc.	542,979	28,891,913
Tractor Supply Co.	50,638	4,950,371
Ulta Salon Cosmetics & Fragrance, Inc.(b)	25,013	8,722,783
Urban Outfitters, Inc.(a)(b)	31,154	923,405
Williams-Sonoma, Inc.(a)	32,855	1,848,751

		255,150,384

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.(a)	2,088,504	396,711,335
Dell Technologies, Inc., Class C(b)	66,688	3,913,919
Hewlett Packard Enterprise Co.	608,191	9,384,387
HP, Inc.	697,713	13,556,563
NCR Corp.(a)(b)	46,940	1,280,993
NetApp, Inc.(a)	115,921	8,037,962
Pure Storage, Inc., Class A(b)	81,144	1,768,128
Western Digital Corp.(a)	122,407	5,882,880
Xerox Corp.(a)	87,896	2,810,914

		443,347,081

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(b)	60,702	2,777,117
Carter’s, Inc.(a)	20,161	2,032,027
Columbia Sportswear Co.	12,650	1,317,877

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc.(a)	165,064	$2,951,344
Lululemon Athletica, Inc.(b)	41,029	6,723,422
NIKE, Inc., Class B	540,068	45,479,126
PVH Corp.	32,739	3,992,521
Ralph Lauren Corp.(a)	23,432	3,038,662
Skechers U.S.A., Inc., Class A(b)	55,879	1,878,093
Tapestry, Inc.	124,399	4,041,724
Under Armour, Inc., Class A(b)	73,613	1,556,179
Under Armour, Inc., Class C(b)	85,110	1,606,026
VF Corp.	142,128	12,352,344

		89,746,462

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.(a)	199,768	2,311,315
TFS Financial Corp.	20,191	332,546

		2,643,861

Tobacco — 0.9%
Altria Group, Inc.	832,207	47,793,648
Philip Morris International, Inc.	682,920	60,363,299

		108,156,947

Trading Companies & Distributors — 0.3%
Air Lease Corp.(a)	40,722	1,398,801
Fastenal Co.(a)	126,097	8,109,298
HD Supply Holdings, Inc.(b)	77,798	3,372,543
MSC Industrial Direct Co., Inc., Class A(a)	18,557	1,534,850
United Rentals, Inc.(b)	34,721	3,966,874
Univar, Inc.(a)(b)	53,485	1,185,228
W.W. Grainger, Inc.	20,184	6,073,971
Watsco, Inc.	14,025	2,008,520
WESCO International, Inc.(b)	18,725	992,612

		28,642,697

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	33,742	1,390,845

Water Utilities — 0.1%
American Water Works Co., Inc.	79,095	8,246,445

Security	Shares	Value

Water Utilities (continued)
Aqua America, Inc.(a)	77,344	$2,818,415

		11,064,860

Wireless Telecommunication Services — 0.1%
Sprint Corp.(b)	276,127	1,560,117
T-Mobile U.S., Inc.(b)	137,266	9,485,081
Telephone & Data Systems, Inc.	51,337	1,577,586
United States Cellular Corp.(b)	6,801	312,234

		12,935,018

Total Common Stocks — 98.8% (Cost — $9,602,218,935)		11,594,263,280

Investment Companies — 0.7%

United States — 0.7%
iShares Russell 1000 ETF(a)(e)	496,455	78,097,336

Total Investment Companies — 0.7% (Cost — $73,341,215)		78,097,336

Total Long-Term Investments — 99.5% (Cost — $9,675,560,150)		11,672,360,616

Short-Term Securities — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	899,986,008	900,346,003
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(d)(e)	153,680,662	153,680,662

Total Short-Term Securities — 9.0% (Cost — $1,053,756,835)		1,054,026,665

Total Investments — 108.5% (Cost — $10,729,316,985)		12,726,387,281

Liabilities in Excess of Other Assets — (8.5)%		(994,513,855)

Net Assets — 100.0%		$11,731,873,426

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Index Master Portfolio

(e)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	52,998	—		—	52,998	$22,649,755	$174,893		$—	$1,831,081
BlackRock Cash Funds: Institutional, SL Agency Shares	799,897,976	100,088,032	(b)	—	899,986,008	900,346,003	963,551	(c)	38,511	236,545
BlackRock Cash Funds: Treasury, SL Agency Shares	150,337,223	3,343,439	(b)	—	153,680,662	153,680,662	663,373		—	—
iShares Russell 1000 ETF	206,819	831,002		(541,366)	496,455	78,097,336	198,240		2,405,315	4,774,436

						$1,154,773,756	$2,000,057		$2,443,826	$6,842,062

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini Index	349	06/21/19	$49,520	$250,083
S&P MidCap 400 E-Mini Index	21	06/21/19	3,992	9,873

				$259,956

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$11,594,263,280	$—	$—	$11,594,263,280
Investment Companies	78,097,336	—	—	78,097,336
Short-Term Securities	1,054,026,665	—	—	1,054,026,665

	$12,726,387,281	$—	$—	$12,726,387,281

Derivative Financial Instruments(b)
Assets:
Equity contracts	$259,956	$—	$—	$259,956

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

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